Net Income (Expense) from Financial Operations	12 Months Ended
Dec. 31, 2024
Net Income (Expense) from Financial Operations [Abstract]
Net Income (Expense) from Financial Operations	NET INCOME (EXPENSE) FROM FINANCIAL OPERATIONS
The detail of income (expense) from financial operations is as follows:

	For the years ended December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Net income/(expense) from financial assets for trading at FVTPL
Financial derivative contracts	64,879	103,335	70,001
Debt financial instruments	20,063	(11,662)	8,139
Other financial instrumets	71	88	51
Subtotal	85,013	91,761	78,191
Net income from financial liabilities for trading at FVTPL
Financial derivative contracts	-	-	-
Subtotal	-	-	-
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Financial assets at amortised cost	2,659	(215)	2,088
Financial assets at fair value through OCI	(45,365)	(125,610)	(20,173)
Financial liabilities at amortised cost	5,638	4,891	16,457
Subtotal	(37,068)	(120,934)	(1,628)
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from foreign currency exchange	(611,021)	(83,695)	260,428
Net income from readjustment of foreign currency
Financial assets at FVTPL	-	6,952	-
Financial assets at amortised cost	12,276	2,350	1,856
Others assets	-	(14)	1,353
Financial liabilities at FVTPL	915	547	(760)
Net income from hege accounting of foreign currency risk	800,404	405,488	(122,262)
Subtotal	202,574	331,628	140,615

Total income (expense) from financial operations	250,519	302,455	217,178